Discontinued operations and assets and liabilities held for sale - Results of discontinued operations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue from product sales	$ 1,963	$ 1,582	$ 3,525
Cost of sales	(1,290)	(1,264)	(2,626)
Gain (loss) on non-hedge derivatives and other commodity contracts	(15)	5	5
Gross profit	658	323	904
Other expenses	(28)	(25)	(83)
Derecognition of assets, impairments and profit (loss) on disposal of assets	0	2	3
Profit (loss) before taxation	597	193	619
Normal and deferred taxation on operations	208	62	250
Total profit (loss) from discontinued operations	39	(15)	(376)
- Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cost of sales	(174)	(232)	(479)
Gross profit	19	14	79
South African asssets | - Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue from product sales	234	244	555
Cost of sales	(174)	(232)	(479)
Gain (loss) on non-hedge derivatives and other commodity contracts	(41)	2	3
Gross profit	19	14	79
Other expenses	(14)	(19)	(44)
Derecognition of assets, impairments and profit (loss) on disposal of assets	2	(7)	(3)
Impairment reversal (loss) recognised on remeasurement to fair value less costs to sell	17	0	(549)
Profit (loss) before taxation	24	(12)	(517)
Normal and deferred taxation on operations	4	(4)	(23)
Deferred taxation on impairment (reversal) loss, derecognition and profit on disposal of assets	0	2	164
Deferred taxation on unrealised movement on derivatives and other commodity contracts	11	(1)	0
Total profit (loss) from discontinued operations	$ 39	$ (15)	$ (376)